Share capital (Tables) - Aegon N.V [member]	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Detailed Information of Issued and outstanding Capital
Issued and outstanding capital	2018	2017
Common shares	251	251

Common shares B	70	70
Total share capital	322	322

Common shares	2018	2017
Authorized share capital	720	720

Number of authorized shares (in million)	6,000	6,000

Par value in cents per share	12	12

Common shares B	2018	2017
Authorized share capital	360	360

Number of authorized shares (in million)	3,000	3,000

Par value in cents per share	12	12

Movement of Common Shares

The following table shows the movement during the year in the number of common shares and common shares B:

	Common shares		Common shares B
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
At January 1, 2017	2,074,549	249	585,022	70

Dividend	21,099	3	-	-
At December 31, 2017	2,095,648	251	585,022	70

Dividend	-	-	-	-
At December 31, 2018	2,095,648	251	585,022	70

The following table shows the weighted average number of common shares and common shares B:

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)
2017	2,080,792	585,022
2018	2,095,648	585,022